Cash And Cash Equivalents - Concentration of Cash and Cash Equivalents by Geography (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 2,192,000	$ 2,387,000	$ 2,352,000	$ 2,939,000
United States of America
Disclosure of geographical areas [line items]
Cash and cash equivalents	1,637,000	481,000
Republic of Singapore
Disclosure of geographical areas [line items]
Cash and cash equivalents	341,000	1,666,000
Other
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 214,000	$ 240,000